Statements of Consolidated Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net sales	$ 317.6	$ 322.3	$ 338.8	$ 322.6	$ 265.8	$ 263.4	$ 282.4	$ 267.5	$ 1,301.3	[1]	$ 1,079.1		$ 987.0
Cost of products sold:
Cost of products sold, excluding depreciation, amortization, and other items	280.3	297.7	300.0	280.9	229.6	229.3	255.9	232.0	1,158.9		946.8		766.4
Lower of cost or market inventory write-down									0		0		9.3
Impairment of investment in Anglesey									0		0		1.8
Restructuring costs and other (benefits) charges									(0.3)		(0.3)		5.4
Depreciation and amortization									25.2		19.8		16.4
Selling, administrative, research and development, and general									62.7		67.7		69.9
Other operating (benefits) charges, net									(0.2)		4.0		(0.9)
Total costs and expenses									1,246.3		1,038.0		868.3
Operating income	15.6	4.9	14.7	19.8	11.6	12.3	3.2	14.0	55.0		41.1		118.7
Other (expense) income:
Interest expense									(18.0)		(11.8)		0
Other income (expense), net									4.3		(4.2)		(0.1)
Income before income taxes									41.3		25.1		118.6
Income tax provision									(16.2)		(13.1)		(48.1)
Net income	$ 6.1	$ 4.1	$ 4.1	$ 10.8	$ (0.9)	$ 5.0	$ (0.4)	$ 8.3	$ 25.1	[1]	$ 12.0		$ 70.5
Earnings per common share, Basic:
Net income per share	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61		$ 3.51
Earnings per common share, Diluted:
Net income per share	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61		$ 3.51
Weighted-average number of common shares outstanding (000):
Basic									18,979	[2]	19,377	[2]	19,639	[2]
Diluted									18,979	[2]	19,377	[2]	19,639	[2]

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).
[2]	The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated under the two-class method, which does not take into account the dilutive effect of the unvested share-based payment awards.